Commitments (Details) $ in Millions, $ in Millions		1 Months Ended			12 Months Ended			96 Months Ended
	Apr. 12, 2007	Aug. 31, 2017 ARS ($)	Aug. 31, 2011 ARS ($)	Nov. 30, 2003 ARS ($)	Dec. 31, 2017 ARS ($) MB / s	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2017 ARS ($) item	Jul. 07, 2014 USD ($)	Dec. 31, 2010 ARS ($)	Aug. 31, 2003 ARS ($)
Commitments
Purchase orders										$ 10,590.0
PP&E commitments									$ 4,205
Investment commitments fund													$ 70.0
Contributions made to the fund				$ 1.5
Total deferred revenues						$ 888.0				940.0
Investments for commitments					$ 10,727.0	$ 9,541.0	$ 5,148.0
Publicom
Commitments
Commitment period for publishing and printing of white pages	5 years
Commitment period for distribution of white pages	20 years
Commitment period for maintenance of internal portal to access white pages	20 years
Period for right to lease advertising spaces on white pages	20 years
Nucleo
Commitments
CONATEL's total deferred disbursements										15.0
Total deferred revenues										5.0
Accrued gains										$ 10.0
Amount of subsidy from government		$ 19.0
Nucleo | Implementation of expansion of the infrastructure networks, Paraguay
Commitments
Investment commitments												$ 17.0
Amount of subsidy granted by the CONATEL												$ 12.0
Amount of subsidy disbursed by the CONATEL								$ 11.0
Nucleo | Implementation of expansion of the infrastructure networks, Department of Caaguazu Nucleo
Commitments
Investment commitments			$ 6.0
Amount of subsidy granted by the CONATEL			$ 5.0
Amount of subsidy disbursed by the CONATEL								$ 4.0
Contract term			6 months
Personal
Commitments
PP&E commitments											$ 450
Personal | Minimum
Commitments
Number of inhabitants | item									500	500
Guaranteed performance speed | MB / s					1
Personal | Maximum
Commitments
Contract term					60 months